SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund
SunAmerica International Dividend Strategy Fund
INVESTMENT GOAL
The investment goal of the SunAmerica International Dividend Strategy Fund (the "International Dividend Strategy Fund" or the "Fund") is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information - Sales Charge Reductions and Waivers" section on page 9 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-53 of the Fund's statement of additional information.
Class I shares are closed to new purchases.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica International Dividend Strategy Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		2.00%	none	none	none
Exchange Fee		2.00%	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica International Dividend Strategy Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.49%	0.62%	0.55%	0.71%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		1.85%	2.63%	2.56%	1.72%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	[2][3]	0.0005	0.0007	0.0005	(0.0008)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][3][4][5]	1.80%	2.56%	2.51%	1.80%
[1]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management Corp. ("SunAmerica"or the "Adviser") is contractually obligated to waive its advisory fee with respect to the Fund so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. This Fee Waiver Agreement became effective on July 2, 2012 and will continue in effect until January 31, 2014, unless earlier terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 above. SunAmerica may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement described in note 2 above.
[3]	The amounts shown for Fee Waivers and/or Expense Reimbursement/(Recoupment) and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) have been restated, as applicable, to reflect the current management fee waiver under the Fee Waiver Agreement described in note 2 above.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[5]	The amounts shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) do not correlate to the ratios of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and do not include Acquired Fund Fees and Expenses. The amount shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) for Class B exceeds the applicable contractual expense limitation set out in note 3 above, as it includes Acquired Fund Fees and Expenses. As stated in note 3 above, Acquired Fund Fees and Expenses are not included in the contractual expense limitations.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica International Dividend Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	747	1,119	1,514	2,616
Class B	659	1,096	1,560	2,722
Class C	354	792	1,356	2,891
Class I	183	568	979	2,126

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica International Dividend Strategy Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	747	1,119	1,514	2,616
Class B	259	796	1,360	2,722
Class C	254	792	1,356	2,891
Class I	183	568	979	2,126

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 262% of the
average value of its portfolio.	[1]
PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
The Fund's principal investment strategies are value and international investing.
The value oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally overlooked by the market.
The strategy of international investing involves investing substantially all of the Fund's assets in foreign (non-U.S.) securities ("foreign securities").

The principal investment technique of the Fund is to employ a "buy and hold"
strategy with approximately 50 to 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country
World Index ex-U.S. Index ("MSCI ACWI ex-U.S. Index"). At least 80% of the
Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Fund expects to invest primarily in common stocks, and to a lesser extent, preferred stocks, and may invest in companies of any size. In addition, the Fund is not limited in the amount it may invest in any one country, and its investments may include securities of emerging markets.

The selection criteria used by the Fund's portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. The number of securities selected each year for inclusion in the Fund's portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. The Fund intends to initially invest in approximately 50 securities. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria or when the value of a security becomes a disproportionately large percentage of the Fund's holdings, in the discretion of the portfolio managers.

The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1, with the first annual consideration following the initial selection to occur on or about
November 1, 2013. Immediately after the Fund buys and sells securities in connection with the Fund's annual rebalancing, it will hold approximately an equal value of each of the 50 to 100 securities. For example, the Fund would invest about 1/50th of its assets in each of the securities that make up its portfolio if the Fund were to select 50 securities. Thereafter, when an investor purchases shares of the Fund, the Adviser will generally invest additional funds in the pre-selected securities based on each security's respective percentage of the Fund's assets at the time.

The Fund employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60 days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. In addition, the performance of the Fund may be subject to greater fluctuation when a smaller number of securities are held by the Fund and thus, the Fund's risk may increase when it holds closer to 50 securities rather than closer to 100 securities. You should be aware that the performance of "value" stocks and "growth" stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure, the
Fund may be more susceptible to general market declines than other mutual funds.

Preferred Stock. The value of preferred stock will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stock is also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but typically less risky than its common stock. Preferred stock may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.
PERFORMANCE INFORMATION	[2]
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
MSCI ACWI ex-U.S. Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.
INTERNATIONAL DIVIDEND STRATEGY FUND (Class A)

During the 10-year period shown in the Bar Chart, the
highest return for a quarter was 26.57% (quarter ended
June 30, 2009) and the lowest return for a quarter was
-26.18% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica International Dividend Strategy Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		(21.34%)	(8.10%)	2.20%
Class B	Class B		(20.45%)	(7.94%)	2.28%
Class C	Class C		(18.01%)	(7.62%)	2.12%
Class I	Class I		(16.53%)	(6.93%)	2.90%
After Taxes on Distributions Class A	Return After Taxes on Distributions (Class A)		(21.35%)	(8.39%)	2.07%
After Taxes on Distributions and Sales Class A	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	(13.50%)	(6.52%)	2.04%
MSCI All Country World (ACWI) ex-U.S. Index (Gross)	MSCI All Country World (ACWI) ex-U.S. Index (Gross)		(13.33%)	(2.48%)	6.76%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

[1]	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund's investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The portfolio turnover rate shown above reflects the Fund's portfolio turnover rate while it was managed as an international equity fund and accordingly, does not necessarily reflect the portfolio turnover rate of the Fund as managed in accordance with its current investment strategy and techniques.
[2]	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund's investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The performance shown represents the performance of the Fund prior to its change to the SunAmerica International Dividend Strategy Fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.